LONG-TERM DEBT - Bank credit facilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2018 CAD ($)
Long-term debt
Assets carrying value			$ 10,423.5	$ 9,843.9
Credit facility drawn amount			790.7
Amount outstanding			5,899.4	5,727.6	$ 6,375.0
Parent Company
Long-term debt
Assets carrying value			4,465.9	4,784.8
Parent Company | Bank credit facility
Long-term debt
Assets carrying value			1,727.4	1,130.2
Parent Company | Secured revolving credit facility maturing in July 2020
Long-term debt
Principal amount				300.0
Parent Company | Secured revolving credit facility maturing in July 2022
Long-term debt
Credit facility drawn amount	$ 0.0	$ 9.0
Subsidiaries | Videotron
Long-term debt
Amount outstanding				0.0
Subsidiaries | Videotron | Bank credit facility
Long-term debt
Assets carrying value			8,062.9	8,114.0
Subsidiaries | Videotron | Secured revolving credit facility
Long-term debt
Amount outstanding			89.3
Subsidiaries | Videotron | Secured revolving credit facility maturing in July 2023
Long-term debt
Principal amount			1,500.0
Subsidiaries | TVA Group | Secured revolving credit facility
Long-term debt
Amount outstanding			0.0	$ 27.1
Subsidiaries | TVA Group | Secured revolving credit facility maturing in February 2020
Long-term debt
Principal amount			$ 75.0